Inventory - Summary of Inventories (Detail) - EUR (€)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Raw materials and consumables	€ 18,374,654	€ 11,820,017	€ 5,716,000
Inventory	€ 18,375,000	€ 11,820,000	€ 5,716,000